Employee Benefit Plans Summary of All Employee Restricted Equity Award Activity (Detail) - Employee Restricted Equity Awards - USD ($) $ / shares in Units, $ in Millions	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Number of Shares
Beginning of year	3,198,150	3,539,022	3,570,271
Add (deduct):
Granted	1,080,658	1,154,838	1,476,802
Vested	(1,338,466)	(1,378,070)	(1,452,353)
Forfeited	(46,600)	(117,640)	(55,698)
End of year	2,893,742	3,198,150	3,539,022
Weighted Average Grant Date Fair Value
Beginning of year	$ 81.71	$ 67.24	$ 57.68
Granted	110.93	96.54	70.11
Vested	63.10	57.79	46.88
Forfeited	84.86	72.44	60.81
End of year	$ 101.18	$ 81.71	$ 67.24
Unrecognized compensation cost related to unvested equity awards	$ 93.3
Period of recognition of compensation expense related to unvested equity awards	2 years 2 months 12 days
Dividend Equivalent Units
Add (deduct):
Granted	36,656	44,327	237,582
Weighted Average Grant Date Fair Value
Granted	$ 0	$ 0	$ 0
Performance Shares
Weighted Average Grant Date Fair Value
Target shares	557,119
Units expected to vest	1,204,918